EDGAR

March 3, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Investment Trust III
       (Formerly: Freedom Investment Trust II)
         John Hancock World Bond Fund
         John Hancock Global Fund
         John Hancock Short-Term Strategic Fund
         John Hancock Special Opportunities Fund
         John Hancock International Fund
         John Hancock Growth Fund
             File Nos. 811-4630; 33-4559

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated March 1, 1997 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,

                                                     /s/Joan O'Neill

                                                     Joan O'Neill